INTEREST-BEARING LOANS AND BORROWINGS - Short-term loans from banks (Details) ₫ in Millions	Jun. 30, 2025 VND (₫)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 VND (₫)
Loans from bank
Short-term loans from banks
Short-term loans from banks	₫ 26,979,122	$ 1,076,924,876	₫ 24,210,045
Bank 1
Short-term loans from banks
Short-term loans from banks	9,997,450	399,067,939
Bank 2
Short-term loans from banks
Short-term loans from banks	6,636,048	264,890,947
Bank 3
Short-term loans from banks
Short-term loans from banks	1,000,000	39,916,973
Bank 4
Short-term loans from banks
Short-term loans from banks	1,499,989	59,875,020
Bank 5
Short-term loans from banks
Short-term loans from banks	1,014,561	40,498,204
Bank 6
Short-term loans from banks
Short-term loans from banks	485,850	19,393,661
Bank 7
Short-term loans from banks
Short-term loans from banks	3,982,450	158,967,348
Bank 11
Short-term loans from banks
Short-term loans from banks	625,483	24,967,388
Bank 12
Short-term loans from banks
Short-term loans from banks	662,149	26,430,984
Bank 13
Short-term loans from banks
Short-term loans from banks	1,051,997	41,992,536
Loans from others
Short-term loans from banks
Short-term loans from banks	₫ 23,145	$ 923,878